Financial Income	12 Months Ended
Dec. 31, 2023
Financial Income
Financial Income

Note 11 Financial Income

Material accounting policy - financial income

Financial income consists of interest income and foreign exchange gains. Foreign exchange gains and losses are presented on a net basis.

	Year Ended December 31,
	2023	2022	2021
Interest income	29,095	3,553	102
Exchange rate differences	1,292	46,642	20,234
Total	30,387	50,195	20,336